Partners Capital (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				12 Months Ended													12 Months Ended							3 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2011	Dec. 31, 2012 General Partner Interest [Member]	Dec. 31, 2012 First Target Distribution [Member]	Dec. 31, 2012 First Target Distribution [Member] General Partner Interest [Member]	Dec. 31, 2012 Second Target Distribution [Member]	Dec. 31, 2012 Second Target Distribution [Member] General Partner Interest [Member]	Dec. 31, 2012 Third Target Distribution [Member] [Member]	Dec. 31, 2012 Third Target Distribution [Member] [Member] General Partner Interest [Member]	Dec. 31, 2012 Thereafter Target Distribution [Member] General Partner Interest [Member]	Dec. 31, 2012 Cash Distribution [Member]	Dec. 31, 2012 Conversion Requirement One [Member] Cash Distribution [Member]	Dec. 31, 2012 Conversion Requirement Two [Member] Cash Distribution [Member]	Dec. 31, 2012 IPO [Member]	Jul. 31, 2011 IPO [Member] Common Units [Member]	Dec. 31, 2012 First Target Distribution [Member]	Dec. 31, 2012 First Target Distribution [Member] Cash Distribution [Member]	Dec. 31, 2012 Second Target Distribution [Member]	Dec. 31, 2012 Second Target Distribution [Member] Cash Distribution [Member]	Dec. 31, 2012 Third Target Distribution [Member] [Member]	Dec. 31, 2012 Third Target Distribution [Member] [Member] Cash Distribution [Member]	Dec. 31, 2012 Thereafter Target Distribution [Member]	Apr. 15, 2013 Subsequent Event [Member] High Point [Member] Partnership Interest [Member] AIM Midstream Holdings [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] Series A [Member] Subsequent Event [Member] High Point [Member]
Subsidiary, Sale of Stock [Line Items]
General partner interest						2.00%		2.00%		15.00%		25.00%	50.00%
Limited partner interest																			98.00%		85.00%		75.00%		50.00%
IPO common units																		3,750,000
Price per unit					$ 21
Underwriting discounts and commissions																	$ 4.9
Offering expenses																	4.2
Structuring fee																	0.6
Proceeds from our initial public offering																	69.1
Percentage of agregate limited partnership																	97.10%
Holdings converted to common units		801,139
General partner units		185,000	185,000			108,718
Earned and paid (usd per unit)															$ 1.65	$ 2.475				$ 0.47438		$ 0.51563		$ 0.61875
Minimum quarterly distribution annualized (percent)														150.00%
Incentive distribution right, after minimum auarterly distributions (percent)							13.00%		23.00%		48.00%
Partnership cancellation of subordinated units (percent)																										90.00%
Contributed capital																											15.0
Preferred units issued (shares)																											5,142,857
Partners Capital (Textual) [Abstract]
Holdings reverse split in to common units		0.485
Aggregate common units					5,327,205
Holdings converted to common units		801,139
Holdings converted to subordinated units		4,526,066
Reverse split up results to ownership of aggregate common units		50,946
Percentage of agragate limited partner interest	100.00%	0.90%
Aggregate holding of phantom units		209,824
Common units contributed to general partners as a capital contribution		76,019
Exchange of general partner units in order to maintain general partners interest		76,019
Distributions		16.1	9.8	11.8
Special distribution to participants in long term incentive plan		$ 33.7